Restatement of Comparative Period Figures (Details) - Schedule of Unaudited Condensed Consolidated Balance Sheet (Parentheticals) - $ / shares	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, share issued	54,289,579	52,774,579	52,774,579
Ordinary shares, share outstanding	54,289,579	52,774,579	50,000,000
Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary shares, shares authorized			500,000,000
Ordinary shares, share issued			52,774,579
Ordinary shares, share outstanding			50,000,000
Revision of Prior Period, Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary shares, shares authorized			500,000,000
Ordinary shares, share issued			52,774,579
Ordinary shares, share outstanding			50,000,000